AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 59.2%
Industrial – 38.6%
Basic – 3.0%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$1,600	$1,483,760
Eastman Chemical Co. 3.80%, 03/15/2025	2,000	1,952,380
EIDP, Inc. 1.70%, 07/15/2025	1,265	1,181,776
Georgia-Pacific LLC 0.625%, 05/15/2024(a)	1,750	1,659,857
LyondellBasell Industries NV 5.75%, 04/15/2024	1,140	1,145,791
Nucor Corp. 2.00%, 06/01/2025	2,640	2,481,732
Southern Copper Corp. 3.875%, 04/23/2025	1,000	966,870

		10,872,166

Capital Goods – 4.5%
Caterpillar Financial Services Corp. 4.528% (SOFR + 0.27%), 09/13/2024(b)	1,000	996,560
CNH Industrial Capital LLC 1.95%, 07/02/2023	2,000	1,972,100
Emerson Electric Co. 1.80%, 10/15/2027	2,000	1,785,860
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,530,423
John Deere Capital Corp. 1.75%, 03/09/2027	1,700	1,548,292
4.429% (SOFR + 0.12%), 07/10/2023(b)	1,000	998,140
Parker-Hannifin Corp. 2.70%, 06/14/2024	1,000	970,010
3.25%, 03/01/2027	1,700	1,619,726
Republic Services, Inc. 2.50%, 08/15/2024	1,000	964,930
Trane Technologies Luxembourg Finance SA 3.55%, 11/01/2024	2,000	1,959,580
Waste Management, Inc. 2.40%, 05/15/2023	1,630	1,617,987

		15,963,608

Communications - Media – 0.6%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,000	1,961,240

Communications - Telecommunications – 0.9%
Rogers Communications, Inc. 3.00%, 03/15/2023	2,000	1,994,960
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,402	1,309,917

		3,304,877

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.8%
General Motors Financial Co., Inc. 5.609% (SOFR + 1.30%), 04/07/2025(b)	$1,500	$1,491,555
General Motors Financial Co., Inc. 5.10%, 01/17/2024	1,500	1,498,320

		2,989,875

Consumer Cyclical - Entertainment – 0.5%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,599,319

Consumer Cyclical - Other – 1.8%
DR Horton, Inc. 2.50%, 10/15/2024	2,875	2,767,073
Las Vegas Sands Corp. 3.20%, 08/08/2024	2,885	2,772,975
Marriott International, Inc./MD 3.75%, 03/15/2025	1,075	1,049,716

		6,589,764

Consumer Cyclical - Restaurants – 0.3%
McDonald’s Corp. 3.375%, 05/26/2025	1,000	975,170

Consumer Cyclical - Retailers – 2.6%
AutoZone, Inc. 3.25%, 04/15/2025	2,000	1,933,440
Costco Wholesale Corp. 2.75%, 05/18/2024	1,000	979,940
Dollar Tree, Inc. 4.00%, 05/15/2025	2,000	1,964,240
NIKE, Inc. 2.40%, 03/27/2025	2,250	2,177,235
VF Corp. 2.40%, 04/23/2025	1,670	1,584,229
Walmart, Inc. 3.30%, 04/22/2024	500	492,515

		9,131,599

Consumer Non-Cyclical – 7.5%
AmerisourceBergen Corp. 0.737%, 03/15/2023	701	697,565
3.25%, 03/01/2025	1,350	1,306,841
Baxter International, Inc. 0.868%, 12/01/2023	2,300	2,222,444
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,051,777
Cardinal Health, Inc. 3.079%, 06/15/2024	1,000	974,920
3.20%, 03/15/2023	1,000	997,740
Cigna Corp. 4.125%, 11/15/2025	1,000	988,710
CommonSpirit Health 2.76%, 10/01/2024	1,000	966,880
Gilead Sciences, Inc. 3.65%, 03/01/2026	1,000	974,760
3.70%, 04/01/2024	1,300	1,283,152

	Principal Amount (000)	U.S. $ Value

Hershey Co. (The) 0.90%, 06/01/2025	$1,300	$1,199,224
2.30%, 08/15/2026	1,400	1,304,646
Newell Brands, Inc. 4.45%, 04/01/2026	613	582,295
4.875%, 06/01/2025	183	178,811
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	1,939,300
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	640	629,984
Sysco Corp. 3.75%, 10/01/2025	2,500	2,438,825
Tyson Foods, Inc. 3.95%, 08/15/2024	3,000	2,962,620
UPMC Series D-1 3.60%, 04/03/2025	2,250	2,173,252
Zoetis, Inc. 3.25%, 02/01/2023	1,000	1,000,000

		26,873,746

Energy – 8.6%
BP Capital Markets America, Inc. 3.017%, 01/16/2027	2,035	1,935,407
Canadian Natural Resources Ltd. 3.80%, 04/15/2024	3,000	2,954,790
Chevron Corp. 1.141%, 05/11/2023	1,665	1,648,117
Continental Resources, Inc./OK 3.80%, 06/01/2024	3,000	2,942,160
Devon Energy Corp. 4.50%, 01/15/2030	1,745	1,685,391
EOG Resources, Inc. 4.15%, 01/15/2026	2,000	1,988,300
EQT Corp. 6.125%, 02/01/2025	2,350	2,376,626
Exxon Mobil Corp. 1.571%, 04/15/2023	1,655	1,643,729
2.992%, 03/19/2025	2,000	1,945,460
Hess Corp. 4.30%, 04/01/2027	2,000	1,959,660
MPLX LP 4.00%, 03/15/2028	1,685	1,618,358
Ovintiv Exploration Inc. 5.375%, 01/01/2026	2,200	2,214,454
Phillips 66 0.90%, 02/15/2024	1,900	1,821,701
Pioneer Natural Resources Co. 1.125%, 01/15/2026	2,680	2,425,668
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,665	1,607,691

		30,767,512

Services – 2.5%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	1,500	1,459,575

	Principal Amount (000)	U.S. $ Value

Amazon.com, Inc. 2.40%, 02/22/2023	$875	$873,915
Booking Holdings, Inc. 3.65%, 03/15/2025	1,000	978,540
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023	1,180	1,165,793
Mastercard, Inc. 2.00%, 03/03/2025	2,250	2,141,415
Verisk Analytics, Inc. 4.00%, 06/15/2025	2,500	2,447,900

		9,067,138

Technology – 5.0%
Apple, Inc. 2.40%, 05/03/2023	1,250	1,242,413
2.85%, 05/11/2024	250	244,753
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	2,250	2,241,967
Fiserv, Inc. 2.75%, 07/01/2024	2,250	2,180,272
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	1,715	1,649,401
2.25%, 04/01/2023	500	497,635
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,930,500
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	1,751	1,509,817
Microchip Technology, Inc. 4.25%, 09/01/2025	1,000	979,960
Oracle Corp. 2.50%, 04/01/2025	3,100	2,956,036
Salesforce, Inc. 3.25%, 04/11/2023	625	623,094
TSMC Arizona Corp. 1.75%, 10/25/2026	2,220	1,988,743

		18,044,591

		138,140,605

Financial Institutions – 17.4%
Banking – 12.9%
Bank of America Corp. 3.093%, 10/01/2025	1,250	1,209,375
3.458%, 03/15/2025	500	490,410
3.824%, 01/20/2028	1,000	961,430
4.963% (BSBY 3 Month + 0.43%), 05/28/2024(b)	1,000	993,060
Barclays PLC 1.007%, 12/10/2024	1,500	1,443,495
3.932%, 05/07/2025	1,000	980,080
Capital One Financial Corp. 2.636%, 03/03/2026	1,000	946,480
Citigroup, Inc. 1.678%, 05/15/2024	1,000	989,730
3.106%, 04/08/2026	2,500	2,396,375

	Principal Amount (000)	U.S. $ Value

Danske Bank A/S 5.795% (LIBOR 3 Month + 1.06%), 09/12/2023(a) (b)	$2,250	$2,250,608
Discover Bank 3.45%, 07/27/2026	2,385	2,264,104
Goldman Sachs Group, Inc. (The) 3.814%, 04/23/2029	2,000	1,889,200
HSBC Holdings PLC 1.645%, 04/18/2026	2,210	2,037,045
2.633%, 11/07/2025	1,000	953,960
ING Groep NV 5.32% (SOFR + 1.01%), 04/01/2027(b)	1,350	1,307,124
JPMorgan Chase & Co. 1.514%, 06/01/2024	1,800	1,778,292
3.797%, 07/23/2024	725	720,172
4.724% (SOFR + 0.54%), 06/01/2025(b)	1,300	1,288,560
KeyBank NA/Cleveland OH 4.65% (SOFR + 0.34%), 01/03/2024(b)	2,000	1,996,860
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	2,300	2,109,077
Mizuho Financial Group, Inc. 1.241%, 07/10/2024	2,000	1,961,380
Morgan Stanley 2.72%, 07/22/2025	1,000	966,110
3.591%, 07/22/2028	1,000	946,920
3.737%, 04/24/2024	2,000	1,992,900
Nationwide Building Society 4.363%, 08/01/2024(a)	200	198,350
NatWest Group PLC 4.269%, 03/22/2025	2,000	1,972,880
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/2025	2,600	2,387,476
Synchrony Bank 5.625%, 08/23/2027	1,865	1,856,663
Toronto-Dominion Bank (The) 4.60% (SOFR + 0.35%), 09/10/2024(b)	2,000	1,990,240
Wells Fargo & Co. 2.188%, 04/30/2026	1,850	1,740,480
2.406%, 10/30/2025	1,150	1,098,262

		46,117,098

Brokerage – 1.5%
Charles Schwab Corp. (The) 4.815% (SOFR + 0.50%), 03/18/2024(b)	3,000	3,000,420
Nomura Holdings, Inc. 1.851%, 07/16/2025	2,750	2,531,100

		5,531,520

Finance – 1.0%
Air Lease Corp. 2.30%, 02/01/2025	1,000	941,280
3.875%, 07/03/2023	300	298,323
Aircastle Ltd. 4.125%, 05/01/2024	2,500	2,447,650

		3,687,253

	Principal Amount (000)	U.S. $ Value

REITs – 2.0%
American Tower Corp. 3.375%, 05/15/2024	$2,100	$2,054,808
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	3,000	2,996,880
Kite Realty Group Trust 4.00%, 03/15/2025	1,000	964,250
Simon Property Group LP 3.50%, 09/01/2025	1,000	971,720

		6,987,658

		62,323,529

Utility – 3.2%
Electric – 1.9%
National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	2,000	1,911,760
Pinnacle West Capital Corp. 1.30%, 06/15/2025	2,700	2,479,896
WEC Energy Group, Inc. 0.80%, 03/15/2024	2,400	2,291,592

		6,683,248

Natural Gas – 0.6%
Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	2,200	2,160,048

Other Utility – 0.7%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,108,566
3.85%, 03/01/2024	1,650	1,630,579

		2,739,145

		11,582,441

Total Corporates - Investment Grade (cost $218,582,503)		212,046,575

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 13.1%
United States – 13.1%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025	740	689,614
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,000	2,035,099
Chicago O’Hare International Airport Series 2020-D 1.168%, 01/01/2024	2,000	1,936,867
City & County of Denver CO. Airport System Revenue Series 2020-C 1.115%, 11/15/2024	750	707,110
City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	3,000	2,845,355

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue Series 2020-C 1.272%, 07/01/2024	$1,000	$952,771
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2020-C 0.594%, 10/01/2023	1,500	1,459,360
City of New York NY Series 2021-D 0.59%, 08/01/2023	1,625	1,594,194
Series 2021 0.982%, 08/01/2025	380	349,926
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-B 2.396%, 11/01/2023	1,050	1,029,766
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,000	1,976,217
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	932,022
County of Riverside CA Series 2020 2.363%, 02/15/2023	200	199,826
Florida Development Finance Corp. Series 2022 2.90%, 12/01/2056	1,000	999,397
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	886,176
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	350	346,417
Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038	770	727,245
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 0.407%, 05/01/2023	1,415	1,400,114
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) Series 2020 1.494%, 10/01/2023	385	376,219
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	1,000	998,003
Metropolitan Transportation Authority Series 2019-A 5.00%, 11/15/2048	2,000	2,049,759

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	$1,000	$987,254
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027	385	342,801
New Jersey Economic Development Authority Series 2021-G 5.25%, 09/01/2023(a)	1,440	1,460,711
Series 2023 4.927%, 03/01/2026	1,050	1,058,315
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,000	966,329
0.897%, 01/01/2025	2,000	1,876,985
New York State Urban Development Corp. Series 2020-F 0.87%, 03/15/2025	1,400	1,300,265
Ohio Turnpike & Infrastructure Commission Series 2020 1.746%, 02/15/2023	700	699,149
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 3.877%, 05/01/2037	1,760	1,710,236
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025	760	720,435
Port of Portland OR Airport Revenue Series 2020-T 1.00%, 07/01/2023	1,200	1,182,350
Reedy Creek Improvement District Series 2020-A 1.549%, 06/01/2023	700	692,413
State Board of Administration Finance Corp. Series 2020-A 1.258%, 07/01/2025	1,010	932,304
State of Connecticut Series 2021-A 0.309%, 06/01/2023	150	147,752
0.508%, 06/01/2024	1,000	948,261
Series 2022-A 3.292%, 06/15/2025	1,000	976,653
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025	1,000	931,287
Tennessee Energy Acquisition Corp Series 2023-A 5.75%, 05/01/2028(c)	2,000	1,994,458
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 3.00%, 06/01/2035	869	803,340

	Principal Amount (000)	U.S. $ Value

University of California Series 2022-S 5.00%, 05/15/2024	$2,500	$2,587,386

Total Local Governments - US Municipal Bonds (cost $48,665,692)		46,810,141

GOVERNMENTS - TREASURIES – 11.0%
United States – 11.0%
U.S. Treasury Notes 3.125%, 08/15/2025	20,000	19,568,750
3.875%, 01/15/2026	20,000	19,978,125

Total Governments - Treasuries (cost $39,664,683)		39,546,875

AGENCIES – 8.4%
Agency Debentures – 8.4%
Federal Home Loan Banks 4.50%, 10/03/2024 (cost $29,971,621)	30,000	30,011,460

ASSET-BACKED SECURITIES – 4.5%
Autos - Fixed Rate – 4.2%
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.449%, 09/14/2026(a) (d)	1,500	1,497,774
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	453,210
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	468	434,476
CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)	314	310,394
Series 2021-B, Class C 1.23%, 03/15/2027(a)	1,000	971,465
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	500	482,720
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026	1,453	1,426,007
Flagship Credit Auto Trust Series 2023-1, Class A2 5.70%, 12/15/2026(a)	3,000	2,999,832
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)	850	813,611
Series 2023-1, Class A2 5.43%, 10/15/2026(a)	3,000	2,999,745
JPMorgan Chase Bank NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)	677	653,504

	Principal Amount (000)	U.S. $ Value

Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95%, 03/16/2026(a)	$2,000	$1,924,671

		14,967,409

Other ABS - Fixed Rate – 0.3%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	284	276,439
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	786	685,194
Upstart Securitization Trust Series 2021-1, Class A 0.87%, 03/20/2031(a)	2	1,606

		963,239

Total Asset-Backed Securities (cost $16,332,427)		15,930,648

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Floating Rate CMBS – 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.46% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (b)	1,000	947,121
DBWF Mortgage Trust Series 2018-GLKS, Class A 5.60% (LIBOR 1 Month + 1.13%), 12/19/2030(a) (b)	1,000	979,949
Invitation Homes Trust Series 2018-SFR4, Class A 5.554% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (b)	313	311,244

		2,238,314

Non-Agency Fixed Rate CMBS – 0.0%
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	28	27,886

Total Commercial Mortgage-Backed Securities (cost $2,334,807)		2,266,200

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Consumer Cyclical - Automotive – 0.5%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	779	747,692
7.35%, 11/04/2027	1,000	1,048,720

Total Corporates - Non-Investment Grade (cost $1,779,088)		1,796,412

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 6.106% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)	$32	$32,123
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 8.506% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	33	33,757
Series 2015-DNA1, Class M3 7.806% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	40	40,147
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 8.906% (LIBOR 1 Month + 4.40%), 01/25/2024(b)	121	124,787
Series 2014-C03, Class 2M2 7.406% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	48	48,180
Series 2016-C01, Class 1M2 11.256% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	189	201,215
Series 2016-C02, Class 1M2 10.506% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	170	178,840
Series 2016-C03, Class 1M2 9.806% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	103	106,596

		765,645

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD 1.75%, 01/15/2027	56	54,522
Series 4459, Class CA 5.00%, 12/15/2034	18	17,579

		72,101

Total Collateralized Mortgage Obligations (cost $844,904)		837,746

	Shares

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(e) (f) (g) (cost $9,474,870)	9,474,870	9,474,870

U.S. $ Value

Total Investments – 100.1% (cost $367,650,595)(h)	$358,720,927
Other assets less liabilities – (0.1)%	(207,302)

Net Assets – 100.0%	$358,513,625

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	44,000	01/31/2024	1 Day SOFR	1.031%	Annual	$(1,594,938)	$—	$(1,594,938)
USD	16,000	03/31/2025	1 Day SOFR	4.121%	Annual	14,348	—	14,348
USD	20,000	03/31/2027	1.478%	1 Day SOFR	Annual	1,714,594	—	1,714,594

						$134,004	$—	$134,004

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	7.50%	USD	1,111	$(161,711)	$9,816	$(171,527)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(4,827)	(1,833)	(2,994)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(8,902)	(4,642)	(4,260)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	111	(27,156)	(10,155)	(17,001)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	11	(2,716)	(1,041)	(1,675)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	139	(33,796)	(12,969)	(20,827)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	207	(50,543)	(18,897)	(31,646)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	180	$(43,904)	$(15,933)	$(27,971)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	659	(160,830)	(93,122)	(67,708)

						$(494,385)	$(148,776)	$(345,609)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $21,484,804 or 6.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(c)	When-Issued or delayed delivery security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,450,031 and gross unrealized depreciation of investments was $(11,591,304), resulting in net unrealized depreciation of $(9,141,273).

Glossary:

ABS – Asset-Backed Securities

BSBY – Bloomberg Short-Term Bank Yield Index

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Taxable Multi-Sector Income Shares

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$212,046,575	$—	$212,046,575
Local Governments - US Municipal Bonds	—	46,810,141	—	46,810,141
Governments - Treasuries	—	39,546,875	—	39,546,875
Agencies	—	30,011,460	—	30,011,460
Asset-Backed Securities	—	14,432,874	1,497,774	15,930,648
Commercial Mortgage-Backed Securities	—	2,266,200	—	2,266,200
Corporates - Non-Investment Grade	—	1,796,412	—	1,796,412
Collateralized Mortgage Obligations	—	837,746	—	837,746
Short-Term Investments	9,474,870	—	—	9,474,870

Total Investments in Securities	9,474,870	347,748,283	1,497,774	358,720,927
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,728,942	—	1,728,942
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,594,938)	—	(1,594,938)
Credit Default Swaps	—	(494,385)	—	(494,385)

Total	$9,474,870	$347,387,902	$1,497,774	$358,360,546

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2023 is as follows:

Fund	Market Value 04/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,198	$144,106	$139,829	$9,475	$139